Fair values of financial assets and financial liabilities - Non-market observable valuation techniques Level 3 (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Day one profit or loss
Closing balance of unrecognised day one profit	$ 4	$ 4
At fair value | Level 3
Total Level 3 Assets
Balance at the beginning of the period	964
Impact on adoption of AASB 9		(492)
Restated opening balance		472
Gains/(losses) on assets recognised in: Income statements	31
Acquisition and issues	64
Disposal and settlements	(190)
Transfer into or out of non-market observables	(2)
Foreign currency translation impacts	7
Balance at the end of the period	382
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	32
Total Level 3 Liabilities
Balance at the beginning of the period	6
Restated opening balance		6
(Gains)/losses on liabilities recognised in: Income statements	4
Acquisition and issues	3
Disposal and settlements	(1)
Transfer into or out of non-market observables	18
Balance at the end of the period	30
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	(7)
At fair value | Level 3 | Derivative financial instruments
Total Level 3 Liabilities
Balance at the beginning of the period	6
Restated opening balance		6
(Gains)/losses on liabilities recognised in: Income statements	4
Acquisition and issues	3
Disposal and settlements	(1)
Transfer into or out of non-market observables	18
Balance at the end of the period	30
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	(7)
At fair value | Level 3 | Trading securities and financial assets measured at FVIS
Total Level 3 Assets
Balance at the beginning of the period	330
Impact on adoption of AASB 9		4
Restated opening balance		334
Gains/(losses) on assets recognised in: Income statements	26
Acquisition and issues	47
Disposal and settlements	(183)
Foreign currency translation impacts	7
Balance at the end of the period	231
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	24
At fair value | Level 3 | Available-for-sale securities
Total Level 3 Assets
Balance at the beginning of the period	619
Impact on adoption of AASB 9		(619)
At fair value | Level 3 | Investment securities
Total Level 3 Assets
Impact on adoption of AASB 9		109
Restated opening balance		109
Acquisition and issues	9
Disposal and settlements	(6)
Balance at the end of the period	112
At fair value | Level 3 | Other securities
Total Level 3 Assets
Balance at the beginning of the period	15
Impact on adoption of AASB 9		14
Restated opening balance		$ 29
Gains/(losses) on assets recognised in: Income statements	5
Acquisition and issues	8
Disposal and settlements	(1)
Transfer into or out of non-market observables	(2)
Balance at the end of the period	39
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	$ 8